RELATED PARTIES - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTIES
Executive wages, salaries and benefits	$ 12,294,012	$ 10,036,315
Director allowances	1,838,400	1,690,400
Accrued benefits and payments during the fiscal year	397,122	355,680
Total	$ 14,529,534	$ 12,082,395